Financial Instruments and Financial Risks (Details) - Level 3 Instruments [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Balance	$ 7,853	$ 10,958
Payment	(1,600)	(1,600)
Repayment of convertible debentures	(680)	(680)
Initial recognition of financial liability	1,378	1,450
Conversion to equity or other financial liability	(4,430)	(4,778)
Recognition of day 1 loss within profit or loss	82	164
Changes in fair value recognized within profit or loss	375	(2,536)
Balance	2,978	2,978
Contingent consideration [Member]
Statement Line Items [Line Items]
Balance	2,600	2,170
Payment	(1,600)	(1,600)
Initial recognition of financial liability
Conversion to equity or other financial liability
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss		430
Balance	1,000	1,000
Convertible debentures [Member]
Statement Line Items [Line Items]
Balance	4,431	7,151
Payment
Repayment of convertible debentures	(680)	(680)
Initial recognition of financial liability
Conversion to equity or other financial liability	(4,430)	(4,778)
Recognition of day 1 loss within profit or loss
Changes in fair value recognized within profit or loss	679	(1,693)
Balance
Derivative financial instruments [Member]
Statement Line Items [Line Items]
Balance	822	1,637
Payment
Initial recognition of financial liability	1,378	1,450
Conversion to equity or other financial liability
Recognition of day 1 loss within profit or loss	82	164
Changes in fair value recognized within profit or loss	(304)	(1,273)
Balance	$ 1,978	$ 1,978